Summary of Final Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Nov. 14, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 8,430	$ 8,430
Peak Bio [Member]
Restructuring Cost and Reserve [Line Items]
Cash and restricted cash			$ 382
Prepaid expenses and other current assets			10
Acquired IPR&D			39,180
Total assets acquired			39,572
Accounts payable and accrued expenses			6,979
Convertible notes			700
Notes payable			659
Notes payable, related party			1,651
Deferred tax liability			8,040
Total liabilities assumed			18,029
Total assets acquired and liabilities assumed			21,543
Goodwill			8,430
Net assets acquired			$ 29,973